Loans Payable, Related parties (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Notes Payable, Related Parties	$ 12,078,017	$ 2,827,584
Messrs. Lam and Vong [Member]
Notes Payable, Related Parties	11,729,846	2,827,584
Old Shanghai [Member]
Notes Payable, Related Parties	$ 348,171	$ 0